Commitments and Contingencies - Leases - Minimum Noncancellable Lease Payments, Net (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Leases, Operating [Abstract]
2018	$ 10.5
2019	10.6
2020	8.9
2021	6.3
2022	5.4
Thereafter	4.3
Total	$ 46.0